Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Events After the Reporting Period [Abstract]
Events after the reporting period

26. Events after the reporting period

These consolidated financial statements were approved by management and available for issuance on April 30, 2026.

On January 13, 2026, a total of 850,000 ordinary shares were issued to certain key employees of the Company at par value of $0.016 per share as compensation for services.

On February 14, 2026, an extraordinary general meeting of the shareholders was held and approved increase of authorized share capital from US$100,000 divided into 6,250,000 shares of a nominal or par value of US$0.016 each to US$5,000,000 divided into 312,500,000 shares of a nominal or par value of US$0.016 each, among which 125,000 shares remain designated as Founders Preferred Shares.

On April 7, 2026, an extraordinary general meeting of the shareholders was held and approved increase of authorized share capital from US$5,000,000 divided into 312,500,000 shares of a nominal or par value of US$0.016 each to US$5,000,000 divided into 500,000,000 shares of a nominal or par value of US$ 0.00001 each, among which 125,000 shares remain designated as Founders Preferred Shares.

The Company received a staff determination letter (the “Determination Letter”) from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”) on April 15, 2026. According to the Determination Letter, Nasdaq determined that the bid price of the Company’s listed securities had closed at less than $1.00 per share for 30 consecutive business days from March 2, 2026 through April 14, 2026 and, as a result, the Company did not comply with Nasdaq Listing Rule 5550(a)(2) (the “Rule”). Nasdaq stated in the Determination Letter that, because the Company effected a 1-for-20 reverse stock split on December 30, 2025, the Company is not eligible for the 180-calendar day period to demonstrate compliance with the Rule. Accordingly the Determination Letter served as a notice to the Company that Nasdaq had determined that the Company’s securities would be scheduled for delisting from the Nasdaq Capital Market and would be suspended at the opening of business on April 24, 2026, unless the Company requested an appeal of the Determination by April 22, 2026.

The Company requested a hearing with Nasdaq to appeal on April 21, 2026. To the extent permitted by Nasdaq Listing Rules, the delisting action had been stayed, pending a final written decision by Nasdaq Hearings Panel. The hearing is scheduled on May 19, 2026. In the opinion of the management of the Company, the Company intended to regain compliance with the Rule by effecting a reverse stock split or other measures, where appropriate, The management of the Company considers the disclosure related to this matter is made up-to-date as at the reporting date.

Apart from the events as disclosed elsewhere in the consolidated financial statements, the Group did not have any other material events after the reporting period.